ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Fair value of the consideration of payment (Details) - Natal Agro S.R.L.	Jun. 10, 2024 USD ($)
Consideration of payment
Cash payment	$ 215,415
Regulatory activities	727,985
Total consideration	$ 943,400